SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment net and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Impairment expense	$ 74,091	$ 0	$ 0
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer equipment and application software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Furniture and vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years